Condensed Consolidated Statements of Operations (unaudited) - USD ($) $ in Thousands	3 Months Ended						9 Months Ended		12 Months Ended
	Nov. 30, 2020	Aug. 31, 2020	May 31, 2020	Nov. 30, 2019	Aug. 31, 2019	May 31, 2019	Nov. 30, 2020	Nov. 30, 2019	Feb. 29, 2020	Feb. 28, 2019
Condensed Consolidated Statements of Operations (unaudited)
Revenue	$ 38,444			$ 29,652			$ 111,126	$ 88,066	$ 132,507	$ 94,811
Cost of revenue, excluding depreciation and amortization	22,743			17,538			66,052	51,737	73,685	60,568
Operating expenses:
Product and technology	13,018			11,046			36,624	33,595	42,306	35,708
Sales and marketing	8,644			7,924			23,841	23,202	30,050	23,456
General and administrative	8,414			8,551			20,537	20,125	26,154	19,665
Depreciation and amortization	2,114			2,033			6,090	6,415	8,516	9,391
Total operating expenses	32,190			29,554			87,092	83,337	107,026	88,220
Loss from operations	(16,489)			(17,440)			(42,018)	(47,008)	(48,204)	(53,977)
Interest expense, net	(35)			(827)			(3,663)	(2,071)	(2,925)	(2,374)
Other expense	(42)			(18)			(160)	(98)	(107)	(90)
Loss before income taxes	(16,566)			(18,285)			(45,841)	(49,177)	(51,236)	(56,441)
Income tax expense	(29)			(12)			(85)	(49)	(129)	(55)
Net loss	$ (16,595)	$ (15,371)	$ (13,960)	$ (18,297)	$ (15,026)	$ (15,903)	$ (45,926)	$ (49,226)	$ (51,365)	$ (56,496)
Net loss per share, basic and diluted	$ (0.32)			$ (3.17)			$ (1.50)	$ (9.20)	$ (9.13)	$ (12.17)
Weighted-average common shares outstanding, basic and diluted	51,578,863			5,776,478			30,635,348	5,351,313	5,626,713	4,641,256